Geographic Information (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Disclosure of geographical areas [line items]
Non-current operating assets:	$ 1,110,132	$ 1,088,629
United States
Disclosure of geographical areas [line items]
Non-current operating assets:	1,002,992	975,446
Australia
Disclosure of geographical areas [line items]
Non-current operating assets:	107,015	102,950
India
Disclosure of geographical areas [line items]
Non-current operating assets:	$ 125	$ 10,233